Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

19. Fair Value Measurement

The following section describes the valuation methodologies the Company uses to measure assets and liabilities at fair value.

The Company uses quoted prices in active markets for identical assets to determine fair value where applicable. This pricing methodology applies to Level 1 investments such as bond funds. For the years ended December 31, 2010 and 2011, none of the Company's assets measured on a recurring basis was determined by using observable inputs other than level 1.

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2010 and 2011:

December 31, 2010

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
Assets
Short-term investments — trading
Bond funds	41,200	—	—	41,200

December 31, 2011

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
Assets
Short-term investments — trading
Bond funds	90,237	—	—	90,237

The table below sets out the balances for those assets required to be measured at fair value on a nonrecurring basis and the associated losses recognized during the year ended December 31, 2010 (nil in 2011) and please refer to Note 2, "Summary of Significant Accounting Policy" and Note 11, "Goodwill and Acquired Intangible Assets" for the significant assumption were used.

December 31, 2010

	December 31, 2010	Level 1	Level 2	Level 3	Total Losses
	NT$	NT$	NT$	NT$	NT$
Long-term investments cost method	5,399	—	—	5,399	(7,272)

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. The fair values of assets without quoted market price are determined based on management judgment with the best available information. The impairment charge was determined based on the difference between the Company's carrying value and the proportionate ownership of the investee's net assets at year end.